SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 27,675,020	$ 52,866,192
Impairment		(24,350,000)
Amortization expense	(420,586)	(841,172)	(37,065)
Ending Balance	27,254,434	27,675,020	52,866,192
Beginning Balance	$ 27,675,020	52,866,192	42,278,211
Acquired in Somah Transaction			4,022,271
Acquired in My Health Logic Transaction			6,600,000
Additions			2,775
Ending Balance		$ 27,675,020	$ 52,866,192